Investments in associates (Tables)	12 Months Ended
Dec. 31, 2025
Investments in associates
Schedule of amounts recognised in the balance sheet and income statement

	2025	2024	2023
	$ million	$ million	$ million
Balance sheet	121	7	16
Income statement gain/(loss)	4	(10)	(30)
Reversal of impairment of interest in associate	109	–	–

Summary of financial information for Bioventus, adjusted for differences with Group accounting policies

	2025	2024	2023
	$ million	$ million	$ million
Summarised statement of comprehensive income
Revenue	410	420	377
Attributable profit / (loss) for the year	8	(34)	(152)
Group adjustments[1]	9	(2)	46
Total comprehensive profit / (loss)	17	(36)	(106)
Group share of gain / (loss) for the year at 26.60% (2024: 27.13%, 2023: 27.96%)	5	(10)	(30)

	2025	2024
	$ million	$ million
Summarised balance sheet
Non-current assets	421	471
Current assets	281	299
Non-current liabilities	(333)	(371)
Current liabilities	(162)	(211)
Net assets	207	188
Net equity attributable to owners	207	188
Group’s share of net assets at 26.60% (2024: 27.13%)	55	51
Group adjustments[1]	64	(45)
Group’s carrying amount of investment at 26.60% (2024: 27.13%)	119	6
1	Group adjustments include adjustments to align with Group policy.